Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
3
–
Property and Equipment

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019
Furniture and Fixtures	$-	$13,286
Less: Accumulated Depreciation	-	13,160
Totals	$-	$126

Depreciation expense amounted to
$126
and
$756
for the years ended
December 31, 2020
and
2019,
respectively. The Company moved headquarters from Tulsa, OK to Ann Arbor, MI during
June 2020.
At that time, the Company sold all furniture and reported a gain on sale of assets of
$1,250.